STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 12. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. On June 30, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP

For the three and nine months ended September 30, 2012, the Company recorded compensation expense related to awards under the EIP of $31,241 and $690,975, respectively ($48,979 and $327,458 for the three and nine months ended September 30, 2011, respectively), which included the award of 550,000 restricted shares that vested immediately and were valued at the closing price on the award date.

As of September 30, 2012, unrecognized compensation expense related to non-vested restricted shares and stock options amounted to $131,563, which is expected to be substantially recognized during 2013. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. No options were issued during the three months ended September 30, 2012.

A summary of all stock option activity since December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	35,000	$1.20
Granted in 2012	415,000	$0.69
Outstanding at September 30, 2012	450,000	$0.73	9.54 years	$-

Exercisable at September 30, 2012	380,000	$0.74	9.72 years	$-

NOTE 13. - STOCK BASED COMPENSATION

On October 21, 2010, the Company established the 2010 Equity Incentive Plan ("EIP") for officers, employees, directors, consultants and advisors to the Company and its affiliates, consisting of 4,250,000 shares of common stock. The EIP has a term of ten years and is administered by our Board of Directors ("Board") or a committee to be established by our Board (the "Administrator"), to determine the various types of incentive awards that may be granted to recipients under this plan and the number of shares of common stock to underlie each such award under the EIP. The EIP also contains a provision which restricts the plan to granting awards relating to no more than 1,600,000 shares of common stock of 22nd Century Group during the first twelve months following the effective date of the Merger. On March 31, 2011, the Company filed a Form S-8 registration statement with the SEC to register all of the shares of common stock of 22nd Century Group that it may issue under the EIP.

The number of shares of common stock of 22nd Century Group subject to the EIP, any number of shares subject to any numerical limit in the EIP, and the number of shares and terms of any incentive award will be adjusted in the event of any change in outstanding common stock of 22nd Century Group by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

The EIP authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, restricted stock and restricted stock units.

All awards made under the EIP may be subject to vesting and other contingencies as determined by the Administrator and will be evidenced by agreements approved by the Administrator which set forth the terms and conditions of each award.

The Company accounts for stock-based compensation under the provisions of ASC Topic 718, "Compensation - Stock Compensation." The Company recognizes compensation cost in its financial statements for all share based payments granted, modified, or settled during the period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period, generally the related vesting period.

On April 1, 2011, under our EIP, the Board granted an aggregate of 1,150,000 shares of common stock of 22nd Century Group to officers and directors of which 450,000 shares vested immediately and incentive stock options to key employees to purchase an aggregate of 35,000 shares of 22nd Century Group's common stock. The Company has non-vested awards for 700,000 restricted shares outstanding; 600,000 of the outstanding restricted shares vest at the rate of 150,000 shares annually over the four-year period ending April 1, 2015 and the remaining 100,000 restricted shares vest based on achieving a performance milestone which is annual sales of $3 million in cigarettes (not SPECTRUM or X-22) by December 31, 2013.

For the year ended December 31, 2011, the Company recorded compensation expense $376,437 ($51,000 included in research and development expense and $325,437 included in general and administrative expense).

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants to purchase common shares, vesting over a one year service period ending February 1, 2010. The related compensation cost of $258,662 was determined by the intrinsic value of the underlying common shares at the time of the award of $0.58 per unit and was charged to expense on a straight line basis over the service period. The cost was fully amortized in the first quarter of 2010 with a charge of $43,090.

As of December 31, 2011, unrecognized compensation expense related to non-vested restricted shares with annual vesting amounted to $186,469 and non-vested stock options amounted to $9,135. No expense was recorded for restricted stock grants with milestone vesting not considered probable, which had a fair value at grant date of $51,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The following assumptions were used for the year ended December 31, 2011:

2011
Risk-free interest rate	3.5%
Expected dividend yield	0%
Expected stock price volatility	90%
Expected life of options	10 years

The Company estimated the expected volatility based on data used by peer group of public companies. The expected term was estimated using the contract life of the option. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield over the expected term. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

A summary of all stock option activity for the year ended December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at December 31, 2010	-	$-
Granted in 2011	35,000	$1.20
Outstanding at December 31, 2011	35,000	$1.20	9.67 years	$-

Exercisable at December 31, 2011	-	$-	-	$-

The weighted average grant date fair value of options granted during the year ended December 31, 2011 was $1.04.